SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 1,956,375	$ 1,930,155
Less: accumulated depreciation	(1,679,511)	(1,637,617)
Property and equipment, net	276,864	292,538
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Total	4,312	4,312
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	4,013	4,013
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Total	5,605	5,605
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Total	93,049	93,049
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total	1,499,535	1,499,535
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	348,211	321,991
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,650	$ 1,650